Property and Equipment (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment [Abstract]
Depreciation expense	$ 0.3	$ 0.3	$ 0.3	$ 0.9	$ 1.2	$ 0.4